NOTES PAYABLE (Details Narrative) - USD ($)				1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 04, 2024	May 10, 2023	Mar. 07, 2023	Jul. 31, 2025	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Remaining amount				$ 273,045	$ 264,066
Proceeds from notes payable - non-related parties										$ 0
Convertible Notes Payable Two [Member]
Convertible notes payable, principal amount							$ 9,183		$ 9,183	9,183
Interest rate							12.00%		12.00%
Common stock price pe share							$ 35,519		$ 35,519
Non-Convertible Notes Payable [Member]
Convertible notes payable principal							$ 17,500		$ 17,500	17,500
Non-Related Party Notes Payable [Member]
Convertible notes payable principal							26,683		119,663	127,590
Convertible Notes Payable with Warrants - 2021 Debt Offering | Non-Related Party Notes Payable [Member]
Interest expense for non related party							$ 2,006	$ 3,665	$ 21,777	76,965
Bottom [Member] | Non-Convertible Notes Payable [Member]
Note payable due date							December 2013		December 2013
Interest rate							9.00%		9.00%
Top [Member] | Non-Convertible Notes Payable [Member]
Note payable due date							November 2015		November 2015
Interest rate							10.00%		10.00%
2023 Debt [Member]
Total conversion amount		$ 341,998
Debt conversion expense	$ 585,875
Debt Offering into shares of common stock		137				5,214
Conversion note principal, amount		$ 309,688				$ 3,556,234
Conversion original note principal, amount						$ 3,219,724
Number of warrants to purchase common stock			352
Convertible into the common stock at per share		$ 2,508				$ 682
Description of inducement letter	Holders agreed to convert some or all of the Applicable Notes at a reduced conversion price equal to $682 per share (such reduced conversion price, the “Notes Conversion Price”). Simultaneously with the execution of the Inducement Letters, the Company received conversion notices from such Holders for the conversion of approximately $804,000 aggregate principal amount of the Applicable Notes, representing approximately 25% of the aggregate principal amount of the Applicable Notes. In connection with such conversion, the Notes Conversion Price was permanently reduced to $682
Accrued interest		$ 32,311							$ 336,510	$ 336,510	$ 0
Convertible notes payable, principal amount							$ 3,529,412		$ 3,529,412
Notes Payable [Member] | Non-Related Party [Member]
Convertible notes payable, principal amount				341,306	330,083
Original issue discount of convertible notes			15.00%
Common stock conversion price			$ 2,508
Notes due date			March 10, 2025
Accrued interest, per annum			5.00%
Excercise price			$ 2,772
Down payment				68,261	66,017
Monthly payments				$ 31,441	$ 34,150
Proceed from debt			$ 2,500,000
Interest rate				8.60%	9.10%
Proceeds from notes payable - non-related parties			$ 3,000,001